Pensions (Tables)	6 Months Ended
Sep. 30, 2018
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Summary of Pensions

	30 September 2018	31 March 2018 (restated)
	£bn	£bn
IAS 19 liabilities – BTPS	(55.6)	(56.2)
Assets – BTPS	50.8	49.9
Other schemes	(0.5)	(0.5)
Total IAS 19 deficit, gross of tax	(5.3)	(6.8)
Total IAS 19 deficit, net of tax	(4.5)	(5.7)

Discount rate (nominal)	2.85%	2.65%
Discount rate (real)	(0.39)%	(0.44)%
RPI inflation	3.25%	3.10%
CPI inflation	1.0% below RPI until 31 March 2023 and 1.1% below RPI thereafter	1.0% below RPI until 31 March 2023 and 1.1% below RPI thereafter